Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	¥ 35,024	¥ 33,133
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 28,803	¥ 31,933
Minimum | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due	90 days